Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
iMobileMagic - Mobile Experiences LDA [Member]
Summary of Total Purchase Price	The total purchase price is summarized as follows (in thousands):
Cash paid at closing	$581
Common stock	1,737
Total purchase price	$2,318

Summary of Allocation of Purchase Price

The Company’s allocation of the purchase price is summarized as follows (in thousands):

Assets:
Cash and cash equivalents	$23
Short term investments	1
Accounts receivable	156
Prepaids and other current assets	8
Intangible assets	683
Goodwill	1,695
Total assets	$2,566
Liabilities:
Accounts payable	$13
Accrued liabilities	64
Deferred tax liability	171
Total liabilities	$248
Total purchase price	$2,318

Birdstep Technology AB [Member]
Summary of Total Purchase Price	The total purchase price is summarized as follows (in thousands):
Cash paid at closing	$2,883
Less: Reimbursement of cash on hand at closing	(883)
Total purchase price	$2,000

Summary of Allocation of Purchase Price

The Company’s allocation of the purchase price is summarized as follows (in thousands):

Assets:
Cash and cash equivalents	$73
Accounts receivable	99
Income tax receivable	103
Prepaids and other current assets	311
Equipment and improvements	30
Intangible assets	670
Goodwill	1,991
Total assets	$3,277
Liabilities:
Accounts payable	$223
Accrued liabilities	421
Deferred revenue	486
Deferred tax liability	147
Total liabilities	$1,277
Total purchase price	$2,000